Share Based Compensation (RSU Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of restricted shares
Restricted share expense	$ 2,004	$ 2,034
Restricted shares [Member]
Summary of restricted shares
Unvested units, beginning of year	172	252
Granted during the year	218	50
Vested during the year	(60)	(107)
Forfeited during the year	(8)	(23)
Unvested units, end of year	322	172
Weighted average remaining life	1 year 11 months 19 days	1 year 8 months 26 days
Restricted share expense	$ 2,004	$ 2,034